REDEEMABLE JUNIOR PREFERRED SHARES - Movement of Shares Issued and Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 09, 2022	May 25, 2022
Number of shares
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	$ 2,580	$ 0
Issuances	450	1,410	$ 13
Redeemable preferred shares dividend	$ 68
Class A junior preferred shares
Number of shares
Outstanding (in shares)	0
Redeemable junior preferred shares, par value $25 per share (100,460,280 shares outstanding)	$ 2,580	$ 0
Issuances (in shares)	100,460,280			2,108,733	98,351,547
Dividends (in shares)	0
Outstanding (in shares)	100,460,280	0
Outstanding, beginning of year	$ 0
Issuances	2,512
Redeemable preferred shares dividend	68	$ 0
Outstanding, end of year	$ 2,580	$ 0